WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 38.6%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.6%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	5,040,000	$3,938,407	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	2,820,000	2,467,444	(a)

Total Diversified Telecommunication Services				6,405,851

Entertainment - 0.2%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	1,272,008	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	240,000	127,650	(a)(b)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	540,000	371,936	(a)

Total Entertainment				1,771,594

Interactive Media & Services - 0.3%
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	1,000,000	662,188	(a)
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	2,850,000	2,412,824	(a)

Total Interactive Media & Services				3,075,012

Media - 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,330,000	2,636,394
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	500,000	380,123	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	900,000	665,360
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	3,347,000	3,020,517	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,370,000	3,111,858

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	1

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	$1,575,844	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	2,090,000	1,330,369
McClatchy Co. LLC, Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	7/15/27	1,710,000	1,893,825	(a)(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	26,807
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,170,385

Total Media				15,811,482

Wireless Telecommunication Services - 1.0%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	2,900,000	2,737,933	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	530,000	406,475	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,880,000	1,466,720	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,944,000	1,705,724	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,152,000	866,435	(a)
Switch Ltd., Senior Notes	4.125%	6/15/29	1,000,000	1,001,965	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,470,000	1,190,671	(a)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	2,584,000	1,647,262	(a)

Total Wireless Telecommunication Services				11,023,185

TOTAL COMMUNICATION SERVICES				38,087,124

CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.3%
Clarios Global LP/Clarios US
Finance Co., Senior Notes	8.500%	5/15/27	1,950,000	1,914,305	(a)
ZF North America Capital Inc.,
Senior Notes	4.750%	4/29/25	900,000	843,375	(a)

Total Auto Components				2,757,680

Automobiles - 1.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,120,000	842,828
Ford Motor Co., Senior Notes	6.100%	8/19/32	4,430,000	4,061,756

See Notes to Schedule of Investments.

2	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,200,000		$1,100,424
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,000,000		1,628,516
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	2,540,000		1,997,036
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,460,000		1,184,717
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	440,000		343,112
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	2,445,000		1,965,768	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,200,000		3,621,187	(a)

Total Automobiles					16,745,344

Distributors - 0.7%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	5,203,050		5,565,468	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,519,347		1,694,072	(a)(b)

Total Distributors					7,259,540

Diversified Consumer Services - 0.6%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	678,000		619,685	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,700,000		1,310,768	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	1,650,000	GBP	1,656,745	(c)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	3,800,000		3,225,383	(a)

Total Diversified Consumer Services					6,812,581

Hotels, Restaurants & Leisure - 3.2%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	3,710,000		3,254,468	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	2,650,000		2,058,573	(a)
Carnival PLC, Senior Secured Notes	7.875%	6/1/27	4,980,000		4,855,182
Fertitta Entertainment LLC/ Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,150,000		1,002,300	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	3

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,080,000		$941,188	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	2,960,000		2,819,734
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	470,000		410,890
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	360,000		257,210	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		655,785	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	610,000		530,637	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,470,000		1,206,627	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	2,730,000		2,440,879	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	1,330,000		1,277,758	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000	GBP	922,206	(c)
Sands China Ltd., Senior Notes	5.625%	8/8/25	600,000		531,138
Sands China Ltd., Senior Notes	2.800%	3/8/27	450,000		333,999
Sands China Ltd., Senior Notes	5.900%	8/8/28	1,000,000		796,515
Sands China Ltd., Senior Notes	3.350%	3/8/29	730,000		490,128
Sands China Ltd., Senior Notes	3.750%	8/8/31	210,000		137,903
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	640,000		658,281	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	220,000		171,823	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	190,000		156,900	(a)
Wendy’s International LLC, Senior Notes	7.000%	12/15/25	2,415,000		2,435,238
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,490,000	GBP	2,273,146	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	660,000		515,269	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	630,000		437,850	(a)

See Notes to Schedule of Investments.

4	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,590,000	$974,272	(a)
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,670,000	1,630,755	(a)

Total Hotels, Restaurants & Leisure				34,176,654

Household Durables - 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	620,000	467,415

Internet & Direct Marketing Retail - 0.4%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,560,000	1,856,525
Prosus NV, Senior Notes	3.061%	7/13/31	3,010,000	2,024,636	(a)

Total Internet & Direct Marketing Retail				3,881,161

Specialty Retail - 0.8%
Abercrombie & Fitch Management Co., Senior Secured Notes	8.750%	7/15/25	270,000	255,494	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,150,000	1,018,814
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	3,933,000	414,125
Foot Locker Inc., Senior Notes	4.000%	10/1/29	360,000	275,755	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	140,000	104,956	(a)
Guitar Center Inc., Senior Secured Notes	8.500%	1/15/26	3,000,000	2,627,332	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	2,120,000	1,187,582	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	190,000	135,388	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	2,010,000	1,568,805	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	890,000	841,005

Total Specialty Retail				8,429,256

TOTAL CONSUMER DISCRETIONARY				80,529,631

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	5

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000	$687,264	(c)

Food Products - 0.6%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	3,110,000	2,997,589	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	2,466,000	2,166,488	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	2,090,000	1,748,845	(a)

Total Food Products				6,912,922

TOTAL CONSUMER STAPLES				7,600,186

ENERGY - 8.8%
Energy Equipment & Services - 0.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	4,030,000	3,552,666	(a)

Oil, Gas & Consumable Fuels - 8.4%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	6,340,000	5,683,556	(a)
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,600,000	2,573,560	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	300,000	233,813
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,830,000	2,768,773	(a)
Colgate Energy Partners III LLC, Senior Notes	5.875%	7/1/29	4,200,000	3,926,034	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,600,000	1,453,041	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	2,500,000	2,468,889	(d)(e)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	986,700	(a)
Endeavor Energy Resources LP/ EER Finance Inc., Senior Notes	5.750%	1/30/28	1,930,000	1,879,316	(a)

See Notes to Schedule of Investments.

6	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	890,000	$741,356	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	890,000	740,364	(d)(e)
Energy Transfer LP, Senior Notes	5.350%	5/15/45	580,000	456,983
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,330,000	1,295,220	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,800,000	1,508,571	(a)
EQT Corp., Senior Notes	6.125%	2/1/25	1,330,000	1,334,715
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	1,730,000	1,589,005	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,460,000	1,326,785	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,470,000	1,281,417	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,350,000	1,110,507	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,500,000	1,528,545	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	2,690,000	2,618,464	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	2,600,000	2,527,447	(a)
Occidental Petroleum Corp., Senior Notes	7.200%	3/15/29	700,000	721,721
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	3,600,000	3,750,732
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	670,000	665,705
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	870,000	719,728
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,171,550
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,300,000	1,479,394	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	7

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	12/1/22	1,330,000	$1,117,865	(d)(e)
Range Resources Corp., Senior Notes	8.250%	1/15/29	3,995,000	4,157,017
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,430,000	1,266,201	(a)
ROCC Holdings LLC, Senior Notes	9.250%	8/15/26	3,140,000	3,101,629	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,170,000	1,022,837	(a)
Southwestern Energy Co., Senior Notes	7.750%	10/1/27	5,342,000	5,502,046
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	1,950,000	2,020,003
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	2,060,000	1,781,241
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	1,200,000	1,153,464	(a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,140,000	1,034,846	(a)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,000,000	2,650,665
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,890,000	1,649,403	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	1,570,000	1,342,374	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,750,000	1,407,744	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	2,000,000	1,883,780	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	3,830,000	3,117,384

See Notes to Schedule of Investments.

8	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream
Operating LP, Senior Notes	5.300%	3/1/48	3,800,000		$3,076,822
Williams Cos. Inc., Senior
Notes	8.750%	3/15/32	540,000		622,261
YPF SA, Senior Notes	8.500%	7/28/25	2,860,000		2,065,578	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,510,000		919,832	(a)

Total Oil, Gas & Consumable Fuels					89,434,883

TOTAL ENERGY					92,987,549

FINANCIALS - 5.7%
Banks - 2.2%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	1,600,000	EUR	1,503,389	(c)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000		2,205,469	(a)(d)(e)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,270,000		1,198,563	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	990,000		934,013	(d)(e)
Barclays PLC, Subordinated Notes (2.000% to 2/7/23 then EUR 5 year Swap Rate + 1.900%)	2.000%	2/7/28	1,320,000	EUR	1,282,605	(c)(e)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000	EUR	3,239,321	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,410,000		2,405,898	(a)(d)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	9

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		$978,848	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	2,410,000	EUR	2,217,346	(c)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	1,040,000		993,994	(d)(e)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000	GBP	3,753,583	(d)(e)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	2,070,000		1,544,177	(a)(e)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	790,000		670,910	(a)(e)

Total Banks					22,928,116

Capital Markets - 1.4%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,390,000		1,109,262	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	1,790,000		1,064,403	(a)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	1,270,000		1,231,616
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,290,000		1,010,264	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000		542,138	(a)(d)(e)

See Notes to Schedule of Investments.

10	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	3,480,000		$3,315,143	(a)(d)(e)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	2,050,000		1,787,029	(a)(e)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	2,403,000		2,375,942	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,860,000		2,773,379	(a)(d)(e)

Total Capital Markets					15,209,176

Consumer Finance - 0.5%
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,190,000		1,933,636	(a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	2,090,000		1,781,490	(a)
Navient Corp., Senior Notes	5.625%	8/1/33	740,000		523,180
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	1,640,000		1,174,986	(a)

Total Consumer Finance					5,413,292

Diversified Financial Services - 0.9%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,745,702		3,821,016	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,390,000		1,231,741	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	1,560,000		877,313	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000		189,135	(a)
Stichting AK Rabobank Certificaten, Junior Subordinated Notes	6.500%	3/29/2171	1,180,000	EUR	1,104,062	(c)(d)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	760,000		631,894	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	11

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000	$822,054	(f)(g)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	630,000	524,548	(a)

Total Diversified Financial Services				9,201,763

Insurance - 0.3%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	3,443,000	3,223,905	(a)(b)

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	690,000	549,034	(a)
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,090,000	860,114	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	410,000	356,261	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	900,000	758,025	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	1,020,000	814,290	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				3,337,724

Thrifts & Mortgage Finance - 0.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,700,000	1,700,671	(a)

TOTAL FINANCIALS				61,014,647

HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	3,100,000	2,537,815	(a)

Health Care Providers & Services - 0.9%
Akumin Escrow Inc., Senior Secured Notes	7.500%	8/1/28	1,880,000	1,353,607	(a)
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	520,000	421,363	(a)
Centene Corp., Senior Notes	4.250%	12/15/27	1,030,000	951,741

See Notes to Schedule of Investments.

12	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	4,030,000		$1,662,254	(a)
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	2,050,000		1,818,873	(a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	1,760,000		1,522,268	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	2,290,000		1,217,020	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,720,000		695,750	(a)

Total Health Care Providers & Services					9,642,876

Health Care Technology - 0.3%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	3,600,000		2,814,372	(a)

Pharmaceuticals - 0.9%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	2,100,000		1,774,201	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	250,000		97,303	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,200,000		961,128	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,180,000		777,821	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000	GBP	1,504,011	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	1,200,000	EUR	965,659	(c)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,340,000		1,923,199
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,810,000		1,599,588

Total Pharmaceuticals					9,602,910

TOTAL HEALTH CARE					24,597,973

INDUSTRIALS - 5.1%
Aerospace & Defense - 0.5%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	790,000		775,859	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,020,000		892,364	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	13

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,180,000	$1,202,101	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	230,000	227,271	(a)
Triumph Group Inc., Senior Notes	7.750%	8/15/25	2,530,000	1,919,929
Triumph Group Inc., Senior Secured Notes	8.875%	6/1/24	308,000	311,699	(a)

Total Aerospace & Defense				5,329,223

Air Freight & Logistics - 0.3%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	3,035,000	2,720,559

Airlines - 1.6%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,170,000	1,036,965	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,201,115	1,126,112
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	2,522,000	2,761,609	(a)
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,570,000	1,431,502	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	5,080,000	4,689,723	(a)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,850,000	2,821,243	(a)
Spirit Loyalty Cayman Ltd./ Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,341,999	1,364,679	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,260,000	1,079,852	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	640,080	594,898

Total Airlines				16,906,583

See Notes to Schedule of Investments.

14	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.2%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	1,570,000	$1,519,509	(a)
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,300,000	1,042,450	(a)

Total Building Products				2,561,959

Commercial Services & Supplies - 0.8%
Allied Universal Holdco LLC/ Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,350,000	1,291,808	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	4,310,000	4,378,316
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	920,000	877,165	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,000,000	1,752,980	(a)

Total Commercial Services & Supplies				8,300,269

Construction & Engineering - 0.1%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000	236,137
Tutor Perini Corp., Senior Notes	6.875%	5/1/25	1,670,000	1,331,034	(a)

Total Construction & Engineering				1,567,171

Electrical Equipment - 0.2%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	2,890,000	2,520,961	(a)

Machinery - 0.4%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	760,000	711,725	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	2,142,000	1,502,570
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	2,133,000	1,996,840

Total Machinery				4,211,135

Professional Services - 0.1%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	860,000	704,942	(a)

Road & Rail - 0.1%
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	550,000	549,260	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	15

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - 0.6%
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000	CAD	$987,632	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,480,000		1,252,428	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,310,000		1,279,857
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000		929,315
United Rentals North America Inc., Senior Notes	4.000%	7/15/30	1,265,000		1,079,216
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,560,000		1,295,408

Total Trading Companies & Distributors					6,823,856

Transportation Infrastructure - 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	980,000		731,133	(a)
DP World Ltd., Senior Notes	5.625%	9/25/48	1,280,000		1,059,273	(a)

Total Transportation Infrastructure					1,790,406

TOTAL INDUSTRIALS					53,986,324

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.5%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	3,410,000		3,266,985	(a)
CommScope Inc., Senior Notes	8.250%	3/1/27	240,000		213,446	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,220,000		1,033,485	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	850,000		710,893	(a)

Total Communications Equipment					5,224,809

Software - 0.5%
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	1,160,000		980,621
NortonLifeLock Inc., Senior Notes	7.125%	9/30/30	2,500,000		2,460,850	(a)

See Notes to Schedule of Investments.

16	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Uniquify Inc., Senior Secured Notes	6.000%	6/15/24	625,000	$613,728	(a)
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	1,000,000	837,263	(a)

Total Software				4,892,462

Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp., Senior Notes	5.125%	4/15/29	2,210,000	1,859,607	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	800,000	788,000	(a)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes	13.000%	10/15/27	750,000	855,938	(a)

Total Technology Hardware, Storage & Peripherals				3,503,545

TOTAL INFORMATION TECHNOLOGY				13,620,816

MATERIALS - 2.1%
Chemicals - 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,150,000	1,001,075	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	1,950,000	1,885,016	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	990,000	743,916

Total Chemicals				3,630,007

Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	2,000,000	1,685,640	(a)

Containers & Packaging - 0.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,500,000	1,079,910	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	500,000	380,585	(a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	650,000	624,721	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	17

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	690,000		$549,330	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	480,000		447,615
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,250,000		1,135,035

Total Containers & Packaging					4,217,196

Metals & Mining - 1.0%
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	6,300,000		5,927,796	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,700,000		1,583,869	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,100,000		913,352	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,590,000		1,516,796
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	800,000		672,708	(a)

Total Metals & Mining					10,614,521

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	290,000		276,943
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	2,400,000		1,775,544

Total Paper & Forest Products					2,052,487

TOTAL MATERIALS					22,199,851

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	834,000		787,675
GEO Group Inc., Secured Notes	10.500%	6/30/28	3,000,000		3,004,170
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,280,000		1,130,389
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	1,515,000	GBP	1,219,092
Service Properties Trust, Senior Notes	4.350%	10/1/24	330,000		303,468

See Notes to Schedule of Investments.

18	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Service Properties Trust, Senior Notes	7.500%	9/15/25	990,000	$966,488
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,490,000	1,286,838

Total Equity Real Estate Investment Trusts (REITs)				8,698,120

Real Estate Management & Development - 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,040,000	176,922	(c)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,325,000	1,099,156	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	530,000	525,510	(c)

Total Real Estate Management & Development				1,801,588

TOTAL REAL ESTATE				10,499,708

UTILITIES - 0.4%
Electric Utilities - 0.4%
InterGen NV, Senior Secured Notes	7.000%	6/30/23	730,000	715,429	(a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	4,030,000	3,473,243

Total Electric Utilities				4,188,672

Gas Utilities - 0.0%††
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	700,000	595,057	(a)

TOTAL UTILITIES				4,783,729

TOTAL CORPORATE BONDS & NOTES (Cost - $487,221,290)				409,907,538

SENIOR LOANS - 25.3%
COMMUNICATION SERVICES - 1.2%
Entertainment - 0.4%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	9.203%	2/10/27	3,680,453	3,132,985	(e)(h)(i)
AMC Entertainment Holdings Inc., Term Loan B1 (1 mo. USD LIBOR + 3.000%)	6.314%	4/22/26	1,447,500	1,032,791	(e)(h)(i)

Total Entertainment				4,165,776

Media - 0.8%
AppLovin Corp., Amendment No. 6 New Term Loan (3 mo. USD LIBOR + 3.000%)	6.674%	10/25/28	1,880,550	1,818,962	(e)(h)(i)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	19

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
CB Poly US Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 5.500%)	9.229%	5/18/29	2,720,000	$2,568,360	(e)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	5.912%	1/31/28	1,588,574	1,559,789	(e)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	6.662%	1/31/29	2,940,000	2,902,236	(e)(h)(i)

Total Media				8,849,347

TOTAL COMMUNICATION SERVICES				13,015,123

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.7%
American Axle & Manufacturing Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	5.840%	4/6/24	343,344	339,739	(e)(h)(i)
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	7.004%	4/30/26	4,649,375	4,531,327	(e)(h)(i)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	8.368%	3/30/27	1,388,850	1,320,102	(e)(h)(i)
First Brands Group LLC, 2021 Second Lien Term Loan (3 mo. USD LIBOR + 8.500%)	11.871%	3/30/28	830,000	747,000	(e)(h)(i)

Total Auto Components				6,938,168

Diversified Consumer Services - 0.6%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B1 (1 mo. Term SOFR + 3.600%)	7.329%	12/21/28	2,094,793	2,017,108	(e)(h)(i)
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 4.000%)	7.572%	8/12/28	1,837,423	1,819,535	(e)(h)(i)
Lakeshore Learning Materials, Initial Term Loan (1 mo. USD LIBOR + 3.500%)	6.686%	9/29/28	2,649,975	2,567,163	(e)(h)(i)
TruGreen LP, Second Lien Term Loan (3 mo. USD LIBOR + 8.500%)	13.431%	11/2/28	320,000	273,600	(e)(g)(h)(i)

Total Diversified Consumer Services				6,677,406

See Notes to Schedule of Investments.

20	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 1.4%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	7.254%	8/17/28	3,802,064	$3,724,844	(e)(h)(i)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	7.254%	7/21/25	515,233	511,416	(e)(h)(i)
Carnival Corp., 2021 Incremental Advance Term Loan B (6 mo. USD LIBOR + 3.250%)	6.127%	10/18/28	1,940,289	1,784,464	(e)(h)(i)
ClubCorp. Holdings Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.750%)	6.424%	9/18/24	3,387,597	3,060,372	(e)(h)(i)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	12.674%	3/8/24	391,000	314,755	(e)(g)(h)(i)
Hornblower Sub LLC, PIK Term Loan (3 mo. USD LIBOR + 4.500% Cash and 0.500% PIK)	8.920%	4/27/25	2,963,140	2,197,657	(b)(e)(h)(i)
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.315%	11/10/28	1,439,237	1,338,490	(e)(g)(h)(i)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	6.010%	2/8/27	1,959,259	1,922,631	(e)(h)(i)

Total Hotels, Restaurants & Leisure				14,854,629

Internet & Direct Marketing Retail - 0.1%
CNT Holdings I Corp., First Lien Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.239%	11/8/27	1,162,300	1,134,405	(e)(h)(i)

Leisure Products - 0.5%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.202%	2/7/29	3,890,250	3,549,853	(e)(g)(h)(i)
Hayward Industries Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.500%)	6.254%	5/30/28	1,702,519	1,604,361	(e)(h)(i)

Total Leisure Products				5,154,214

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	21

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.7%
Academy Ltd., Refinancing Term Loan (1 mo. USD LIBOR + 3.750%)	6.878%	11/5/27	539,454	$533,135	(e)(h)(i)
Empire Today LLC, Closing Date Term Loan (1 mo. USD LIBOR + 5.000%)	8.300%	4/3/28	2,511,647	1,881,223	(e)(h)(i)
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	7.504%	3/6/28	4,073,489	3,847,411	(e)(h)(i)
Leslie’s Poolmart Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	6.254%	3/9/28	3,373,512	3,287,369	(e)(h)(i)
Lids Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	8.990%	12/14/26	3,996,563	3,796,734	(e)(g)(h)(i)
LS Group OpCo Acquisition LLC, Initial Term Loan (3 mo. USD LIBOR + 3.250%)	6.580%	11/2/27	550,200	535,757	(e)(h)(i)
Mavis Tire Express Services Topco Corp., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.750%	5/4/28	2,832,807	2,677,371	(e)(h)(i)
PECF USS Intermediate Holding III Corp., Initial Term Loan (1 mo. USD LIBOR + 4.250%)	8.004%	12/15/28	2,332,375	1,813,212	(e)(h)(i)
RVR Dealership Holdings LLC, 2022 Term Loan (1 mo. Term SOFR + 3.850%)	7.317%	2/8/28	1,303	1,149	(e)(h)(i)

Total Specialty Retail				18,373,361

Textiles, Apparel & Luxury Goods - 0.3%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 3.250%)	7.004%	11/24/28	2,888,175	2,805,140	(e)(g)(h)(i)

TOTAL CONSUMER DISCRETIONARY				55,937,323

CONSUMER STAPLES - 0.9%
Beverages - 0.4%
City Brewing Co. LLC, First Lien Closing Date Term Loan (1 mo. USD LIBOR + 3.500%)	6.800%	4/5/28	1,504,800	1,038,312	(e)(h)(i)

See Notes to Schedule of Investments.

22	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Beverages - (continued)
Naked Juice LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	6.903%	1/24/29	180,903		$165,849	(e)(h)(i)
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	7.174%	3/31/28	3,485,879		3,117,700	(e)(h)(i)

Total Beverages					4,321,861

Food & Staples Retailing - 0.0%††
Froneri Lux Finco Sarl, Term Loan Facility B1 (6 mo. EURIBOR + 2.375%)	3.006%	1/29/27	470,000	EUR	424,029	(e)(h)(i)

Food Products - 0.3%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	11.504%	10/1/26	260,000		210,275	(e)(g)(h)(i)
Del Monte Foods Inc., Initial Term Loan (1 mo. Term SOFR + 4.350%)	7.826%	5/16/29	2,490,000		2,412,188	(e)(h)(i)
Sovos Brands Intermediate, Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	7.915%	6/8/28	870,414		836,685	(e)(h)(i)

Total Food Products					3,459,148

Household Products - 0.2%
Knight Health Holdings LLC, Term Loan B (1 mo. USD LIBOR + 5.250%)	9.004%	12/23/28	2,590,425		1,790,631	(e)(h)(i)

TOTAL CONSUMER STAPLES					9,995,669

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	5.829%	8/4/28	1,416,426		1,383,041	(e)(h)(i)
Southwestern Energy Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	6.203%	6/22/27	2,730,000		2,697,595	(e)(h)(i)

TOTAL ENERGY					4,080,636

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	23

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 3.9%
Banks - 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	7.188%	8/2/28	2,348,200	$2,207,308	(e)(g)(h)(i)

Capital Markets - 0.8%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	8.174%	11/12/27	979,583	927,238	(e)(h)(i)
Focus Financial Partners LLC, First Lien Term Loan B4 (1 mo. USD LIBOR + 2.500%)	6.254%	6/30/28	2,163,641	2,120,671	(e)(h)(i)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	5.754%	7/3/24	2,391,504	2,360,654	(e)(h)(i)
Jump Financial LLC, Term Loan (3 mo. Term SOFR + 4.500%)	8.315%	8/7/28	2,799,429	2,645,461	(e)(g)(h)(i)

Total Capital Markets				8,054,024

Diversified Financial Services - 1.8%
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	6.343%	2/2/28	163,059	161,955	(e)(h)(i)
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.000%)	8.356%	2/20/29	2,447,700	2,362,031	(e)(g)(h)(i)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (1 mo. USD LIBOR + 6.750%)	10.504%	4/7/28	1,180,000	1,146,075	(e)(h)(i)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	7.479%	4/9/27	371,450	352,088	(e)(h)(i)
Greystone Select Holdings LLC, Term Loan B (3 mo. USD LIBOR + 5.000%)	9.227%	6/16/28	2,296,800	2,147,508	(e)(h)(i)
Hudson River Trading LLC, Term Loan (3 mo. Term SOFR + 3.262%)	6.164%	3/20/28	3,608,797	3,329,566	(e)(h)(i)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	6.504%	1/26/28	4,424,780	4,307,457	(e)(h)(i)

See Notes to Schedule of Investments.

24	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Resolute Investment Managers Inc., First Lien Term Loan C (3 mo. USD LIBOR + 4.250%)	7.924%	4/30/24	1,244,741	$1,076,701	(e)(g)(h)(i)
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	7.110%	4/29/26	3,024,702	2,963,498	(e)(h)(i)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.567%	1/13/29	1,340,000	1,315,987	(e)(h)(i)

Total Diversified Financial Services				19,162,866

Insurance - 0.7%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	7.254%	2/15/27	516,750	481,224	(e)(h)(i)
Acrisure LLC, 2021-2 First Lien Additional Term Loan (1 mo. USD LIBOR + 4.250%)	8.004%	2/15/27	1,647,550	1,568,599	(e)(h)(i)
Asurion LLC, New Term Loan B4 (1 mo. USD LIBOR + 5.250%)	9.004%	1/20/29	3,890,000	2,729,477	(e)(h)(i)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	7.004%	7/31/27	1,576,000	1,393,775	(e)(h)(i)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	7.004%	12/31/25	1,154,030	1,115,699	(e)(h)(i)

Total Insurance				7,288,774

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	6.504%	5/15/26	3,359,239	3,224,869	(e)(g)(h)(i)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (1 mo. USD LIBOR + 3.500%)	7.076%	3/11/28	1,103,200	1,059,072	(e)(g)(h)(i)

Total Mortgage Real Estate Investment Trusts (REITs)				4,283,941

TOTAL FINANCIALS				40,996,913

HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 0.4%
Radiology Partners Inc., Replacement Term Loan B (1 mo. USD LIBOR + 4.250%)	5.550-7.826%	7/9/25	4,670,000	3,776,022	(e)(h)(i)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	25

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 2.4%
Eyecare Partners LLC, Amendment No. 1 Term Loan (3 mo. USD LIBOR + 3.750%)	7.424%	11/15/28	1,870,600	$1,646,128	(e)(h)(i)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	7.424%	2/18/27	1,093,708	967,019	(e)(h)(i)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 6.750%)	10.424%	11/15/29	1,740,000	1,571,794	(e)(h)(i)
Global Medical Response Inc., 2020 Term Loan (1 mo. USD LIBOR + 4.250%)	7.378%	10/2/25	1,496,304	1,166,848	(e)(h)(i)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	5.754%	11/15/27	1,189,664	1,144,011	(e)(h)(i)
One Call Corp., First Lien Term Loan B (3 mo. USD LIBOR + 5.500%)	9.875%	4/22/27	3,801,875	2,860,911	(e)(h)(i)
Option Care Health Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	6.504%	10/27/28	2,845,789	2,806,659	(e)(h)(i)
PDS Holdco Inc., Delayed Draw Term Loan (1 mo. USD LIBOR + 4.500%)	8.254%	8/18/28	457,079	414,228	(e)(h)(i)
PDS Holdco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	8.254%	8/18/28	4,456,325	4,038,545	(e)(h)(i)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	7.004%	3/5/26	1,544,100	1,485,393	(e)(h)(i)
Phoenix Newco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	7.004%	11/15/28	1,840,750	1,777,023	(e)(h)(i)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	8.813%	6/26/26	3,611,237	2,261,537	(e)(h)(i)
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan (3 mo. USD LIBOR + 3.250%)	6.924%	12/22/28	3,486,701	3,393,728	(e)(h)(i)

Total Health Care Providers & Services				25,533,824

See Notes to Schedule of Investments.

26	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.5%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	—	2/15/29	57,971	$53,116	(j)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	6.967%	2/15/29	341,174	312,601	(e)(h)(i)
Virgin Pulse Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	7.754%	4/6/28	4,208,592	3,702,508	(e)(h)(i)
Virgin Pulse Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.250%)	11.004%	4/6/29	1,270,000	1,047,750	(e)(h)(i)

Total Health Care Technology				5,115,975

Life Sciences Tools & Services - 0.1%
Precision Medicine Group LLC, Initial Delayed Draw Term Loan	—	11/18/27	51,692	48,591	(g)(j)
Precision Medicine Group LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	6.674%	11/18/27	1,124,585	1,057,109	(e)(g)(h)(i)

Total Life Sciences Tools & Services				1,105,700

Pharmaceuticals - 0.7%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	7.674%	10/1/27	5,138,500	4,897,633	(e)(h)(i)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	7.254%	5/5/28	2,556,383	2,530,231	(e)(h)(i)

Total Pharmaceuticals				7,427,864

TOTAL HEALTH CARE				42,959,385

INDUSTRIALS - 5.5%
Aerospace & Defense - 0.9%
Vertex Aerospace Services Corp., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	7.504%	12/6/28	7,392,850	7,259,520	(e)(h)(i)
WP CPP Holdings LLC, First Lien Initial Term Loan	7.510-8.170%	4/30/25	1,680,959	1,445,625	(e)(g)(h)(i)
WP CPP Holdings LLC, Second Lien Second Amendment Term Loan (3 mo. USD LIBOR + 7.750%)	12.170%	4/30/26	1,460,000	1,233,700	(e)(h)(i)

Total Aerospace & Defense				9,938,845

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	27

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Air Freight & Logistics - 0.3%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.000%)	7.674%	7/26/28	3,156,150	$2,811,451	(e)(h)(i)

Airlines - 0.7%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	6.421%	8/11/28	2,423,925	2,371,156	(e)(h)(i)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	7.993%	10/20/27	1,210,000	1,222,862	(e)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	8.777%	6/21/27	1,149,500	1,175,841	(e)(h)(i)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	8.108%	4/21/28	2,558,482	2,504,293	(e)(h)(i)

Total Airlines				7,274,152

Building Products - 0.6%
CP Atlas Buyer Inc., Term Loan B (1 mo. USD LIBOR + 3.500%)	7.254%	11/23/27	241,284	204,688	(e)(h)(i)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	6.340%	2/26/29	3,780,525	3,157,532	(e)(h)(i)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	6.754%	6/9/28	2,736,250	2,672,017	(e)(h)(i)

Total Building Products				6,034,237

Commercial Services & Supplies - 2.1%
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.000%)	7.674-8.170%	1/29/27	2,003,333	1,948,242	(e)(h)(i)
Amentum Government Services Holdings LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.750%)	12.920%	1/31/28	1,730,000	1,574,300	(e)(g)(h)(i)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	7.050%	2/1/29	2,433,900	2,316,258	(e)(h)(i)
LRS Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.250%)	8.004%	8/31/28	3,096,600	2,972,736	(e)(g)(h)(i)

See Notes to Schedule of Investments.

28	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
LTR Intermediate Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 4.500%)	8.174%	5/5/28	3,071,125	$2,802,402	(e)(h)(i)
Madison IAQ LLC, Initial Term Loan (3 mo. USD LIBOR + 3.250%)	6.815%	6/21/28	1,106,000	1,003,385	(e)(h)(i)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	6.754%	5/14/26	3,697,602	3,619,028	(e)(h)(i)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	8/31/28	162,417	152,672	(g)(j)
Thermostat Purchaser III Inc., Initial Term Loan (3 mo. USD LIBOR + 4.500%)	7.570%	8/31/28	1,059,672	996,091	(e)(g)(h)(i)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	7.754%	8/27/25	4,920,594	4,868,312	(e)(h)(i)

Total Commercial Services & Supplies				22,253,426

Construction & Engineering - 0.6%
Brown Group Holding LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	6.254%	6/7/28	4,060,523	3,955,640	(e)(h)(i)
Tutor Perini Corp., Term Loan (1 mo. USD LIBOR + 4.750%)	8.504%	8/18/27	3,141,153	2,936,978	(e)(h)(i)

Total Construction & Engineering				6,892,618

Machinery - 0.3%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 3.729%)	8.329%	4/5/29	3,650,000	3,461,623	(e)(h)(i)

TOTAL INDUSTRIALS				58,666,352

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.1%
Global Tel Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	8.344%	11/29/25	743,878	651,477	(e)(h)(i)

IT Services - 1.6%
Amentum Government Services Holdings LLC, Term Loan 3 (3 mo. Term SOFR + 4.000%)	7.206-7.558%	2/15/29	5,177,025	5,026,011	(e)(h)(i)
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.108%	4/27/28	3,712,500	2,684,936	(e)(h)(i)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	29

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - (continued)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	12.108%	4/27/29	3,680,000	$2,558,925	(e)(h)(i)
UST Global Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	7.326%	11/20/28	3,930,300	3,861,520	(e)(h)(i)
VT Topco Inc., 2021 First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 3.750%)	7.504%	8/1/25	101,689	98,637	(e)(g)(h)(j)
VT Topco Inc., 2021 First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	7.504%	8/1/25	1,519,782	1,474,189	(e)(g)(h)(i)
VT Topco Inc., 2021 Second Lien Term Loan (1 mo. USD LIBOR + 6.750%)	10.504%	7/31/26	1,340,000	1,300,637	(e)(h)(i)

Total IT Services				17,004,855

Software - 1.9%
Cloudera Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.000%)	9.754%	10/8/29	1,610,000	1,340,325	(e)(h)(i)
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	7.504%	10/8/28	3,205,775	2,985,378	(e)(h)(i)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	6.903%	10/16/26	4,392,453	4,240,541	(e)(h)(i)
DCert Buyer Inc., Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.000%)	9.903%	2/19/29	1,580,000	1,480,460	(e)(h)(i)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.170%	7/27/28	3,168,000	2,783,880	(e)(h)(i)
Magenta Buyer LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	12.670%	7/27/29	3,620,000	3,131,300	(e)(h)(i)
Particle Investments Sarl, First Lien Initial Term Loan (3 mo. USD LIBOR + 5.250%)	8.924%	2/18/27	568,747	551,685	(e)(g)(h)(i)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	7.504%	2/1/28	1,750,474	1,689,207	(e)(h)(i)

See Notes to Schedule of Investments.

30	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Peraton Corp., Second Lien Term Loan B1 (1 mo. USD LIBOR + 7.750%)	11.162%	2/1/29	1,077,597	$1,029,644	(e)(h)(i)
Seattle SpinCo Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	6.504%	6/21/24	179,940	178,479	(e)(h)(i)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	6.668%	3/5/27	635,382	623,567	(e)(h)(i)
Symplr Software Inc., First Lien Term Loan (1 mo. Term SOFR + 4.500%)	7.634%	12/22/27	758,450	710,728	(e)(h)(i)

Total Software				20,745,194

TOTAL INFORMATION TECHNOLOGY				38,401,526

MATERIALS - 0.4%
Chemicals - 0.3%
Hexion Holdings Corp., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	7.413%	3/15/29	3,052,350	2,614,338	(e)(h)(i)

Metals & Mining - 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	1,450,771	1,191,928	(b)(e)(f)(g)(h)(i)

TOTAL MATERIALS				3,806,266

TOTAL SENIOR LOANS (Cost - $290,442,241)				267,859,193

COLLATERALIZED MORTGAGE OBLIGATIONS(K) - 15.1%
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	14.258%	7/25/36	239,518	215,506	(e)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	5.621%	8/10/45	600,783	174,227	(a)(e)
Banc of America Funding Corp., 2015-R3 1A2	3.133%	3/27/36	3,142,335	2,684,047	(a)(e)
Banc of America Mortgage Trust, 2005-C 2A1	2.958%	4/25/35	10,067	9,538	(e)
BCAP LLC Trust, 2011-RR2 1A4	3.104%	7/26/36	2,565,878	1,258,642	(a)(e)
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.026%	5/15/52	18,628,734	858,477	(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	31

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(K) - (continued)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	8.811%	2/15/39	2,900,000	$2,711,586	(a)(e)
BRAVO Residential Funding Trust, 2022-R1 A	3.125%	1/29/70	2,798,511	2,443,033	(a)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	6.312%	4/15/34	1,950,000	1,809,098	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA D	3.549%	3/11/44	1,280,000	932,050	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	3,335,000	2,297,382	(a)(e)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	7.481%	2/15/39	2,997,578	2,798,466	(a)(e)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	8.900%	5/15/37	1,700,000	1,631,413	(a)(e)
BX Trust, 2019-MMP A (1 mo. USD LIBOR + 1.000%)	4.412%	8/15/36	3,552,224	3,440,692	(a)(e)
BX Trust, 2021-LBA DJV (1 mo. USD LIBOR + 1.600%)	5.013%	2/15/36	2,390,000	2,171,242	(a)(e)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	5.349%	9/15/34	710,000	658,884	(a)(e)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.014%)	4.390%	2/15/38	475,904	467,596	(a)(e)
CFK Trust, 2020-MF2 E	3.458%	3/15/39	2,030,000	1,619,042	(a)(e)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	4.362%	11/15/36	1,200,000	1,162,372	(a)(e)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.876%	9/15/50	21,473,905	693,392	(e)
Citigroup Mortgage Loan Trust, 2022-A A1	6.170%	9/25/62	1,295,062	1,259,653	(a)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,840,000	996,020	(a)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	10.804%	2/25/36	192,392	166,522	(e)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	267,813	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	10.762%	7/15/32	2,900,000	2,638,685	(a)(e)

See Notes to Schedule of Investments.

32	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(K) - (continued)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%)	10.412%	12/15/22	2,937,404	$2,918,311	(a)(e)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	967,873	(a)
CSWF, 2018-TOP F (1 mo. USD LIBOR + 2.750%)	6.162%	8/15/35	1,399,009	1,380,870	(a)(e)
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	5.386%	1/25/30	1,310,000	1,253,142	(a)(e)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	6.263%	7/15/38	1,640,003	1,551,021	(a)(e)
Extended Stay America Trust, 2021-ESH F (1 mo. USD LIBOR + 3.700%)	7.113%	7/15/38	2,625,957	2,465,667	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	5.886%	1/25/50	2,620,000	2,482,041	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	8.686%	6/25/50	1,080,878	1,114,953	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	5.997%	12/25/50	3,000,000	2,762,403	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	7.747%	1/25/51	2,110,000	1,622,871	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	6.497%	10/25/33	1,340,000	1,153,131	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	33

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(K) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.047%	1/25/34	680,000	$594,009	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,430,363	2,120,601	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,343,415	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,560,000	2,072,832	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	3,270,001	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,207,638	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	1,853,007	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	14.336%	3/25/25	548,460	548,148	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.125%	9/25/47	628,918	539,561	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	6.397%	8/25/33	660,000	572,232	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	8.186%	12/25/42	630,000	614,858	(e)

See Notes to Schedule of Investments.

34	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(K) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	8.436%	10/25/29	610,000	$633,476	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	7.736%	2/25/30	2,050,000	2,081,611	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	7.586%	5/25/30	2,440,000	2,471,114	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	7.136%	7/25/30	1,370,000	1,368,584	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	7.336%	10/25/30	1,660,000	1,643,870	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	5.586%	3/25/31	708,114	705,810	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	7.936%	4/25/31	1,060,000	1,046,404	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1M2 (1 mo. USD LIBOR + 2.400%)	5.986%	4/25/31	393,693	391,729	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	7.686%	7/25/39	553,692	541,612	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	6.986%	10/25/39	2,700,000	2,566,042	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	35

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(K) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.097%	10/25/41	1,130,000	$1,024,422	(a)(e)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.068%	3/16/47	631,571	867	(e)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	825,045	8	(e)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 4.250%)	7.662%	9/15/31	1,137,195	455,010	(a)(e)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	7.862%	11/15/32	2,030,000	1,873,702	(a)(e)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. USD LIBOR + 3.250%)	6.662%	12/15/36	3,740,000	3,513,136	(a)(e)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. USD LIBOR + 2.000%)	5.413%	5/15/26	1,300,000	1,150,084	(a)(e)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. USD LIBOR + 2.500%)	5.913%	5/15/26	1,300,000	1,137,593	(a)(e)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	2,520,000	1,974,449	(a)(e)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	619,659	531,160	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	3.986%	4/25/36	1,546,213	1,277,515	(a)(e)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	4.389%	6/20/35	1,908,575	1,710,362	(e)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.320%)	4.226%	8/25/35	56,867	51,797	(e)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	4.126%	11/25/36	1,168,139	862,016	(e)

See Notes to Schedule of Investments.

36	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(K) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	11.920%	6/15/35	2,750,000	$2,753	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. USD LIBOR + 3.150%)	6.324%	7/5/33	2,640,000	2,421,881	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. USD LIBOR + 2.600%)	6.262%	9/15/29	2,340,000	2,158,430	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. USD LIBOR + 4.265%)	7.678%	11/15/38	2,880,000	2,621,076	(a)(e)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.300%)	5.712%	8/15/38	2,700,483	2,453,809	(a)(e)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	2,580,000	2,362,467	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	18,641	13,540	(a)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	6.563%	11/15/38	2,040,000	1,884,991	(a)(e)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	5.362%	5/15/38	2,600,000	2,412,537	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	10,784	5,381	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	54,889	27,388	(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	17,557	17,302	(e)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	4.637%	3/30/25	1,620,000	1,602,293	(a)(e)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.102%	10/15/54	8,981,304	541,114	(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	37

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(K) - (continued)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	4.086%	4/25/35	980,308	$687,594	(e)
Multifamily CAS Trust, 2019-01 M10 (1 mo. USD LIBOR + 3.250%)	6.836%	10/25/49	2,044,462	1,890,339	(a)(e)
Multifamily CAS Trust, 2020-1 M10 (1 mo. USD LIBOR + 3.750%)	7.336%	3/25/50	1,790,000	1,666,474	(a)(e)
Multifamily Trust, 2016-1 B	8.854%	4/25/46	393,026	393,517	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,750,000	1,532,534	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	551,148	(a)(e)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	8.504%	3/15/39	750,000	717,432	(a)(e)
New Residential Mortgage Loan Trust, 2017-5A B5	3.497%	6/25/57	952,786	843,463	(a)(e)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	8.836%	5/25/55	2,700,000	2,679,346	(a)(e)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	3.047%	10/26/36	1,701,690	1,423,863	(a)(e)
Nomura Resecuritization Trust, 2015-8R 4A4	2.484%	11/25/47	1,481,081	1,258,146	(a)(e)
Radnor RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	5.336%	1/25/30	2,580,000	2,460,073	(a)(e)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	5.697%	12/27/33	2,710,000	2,626,714	(a)(e)
Seasoned Credit Risk Transfer Trust Series, 2016-1 M2	3.750%	9/25/55	2,018,503	1,693,640	(a)(e)
Seasoned Credit Risk Transfer Trust Series, 2018-2 BX	4.294%	11/25/57	3,785,575	1,219,842	(a)(e)
Seasoned Credit Risk Transfer Trust Series, 2021-1 M	4.250%	9/25/60	2,560,000	2,143,511	(a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	5.812%	5/15/38	1,570,000	1,404,518	(a)(e)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	6,190,000	4,301,160	(a)(e)

See Notes to Schedule of Investments.

38	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(K) - (continued)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	7.813%	11/15/27	1,450,000	$2,907	(a)(e)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.420%)	4.006%	5/25/46	120,459	76,807	(e)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. USD LIBOR + 0.350%)	3.936%	4/25/35	1,495,633	1,386,407	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	6.679%	11/11/34	2,276,326	2,137,113	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	7.451%	11/11/34	1,126,012	1,055,026	(a)(e)
Towd Point Mortgage Trust, 2015-1 B1	3.528%	10/25/53	1,230,000	1,055,009	(a)(e)
Towd Point Mortgage Trust, 2015-2 1B3	3.394%	11/25/60	2,540,000	2,033,543	(a)(e)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,570,000	1,668,237	(a)(e)
WAIKIKI BEACH HOTEL TRUST, 2019-WBM D (1 mo. USD LIBOR + 2.030%)	5.442%	12/15/33	1,310,000	1,234,268	(a)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.540%)	4.126%	12/25/45	33,701	31,279	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR1 A1B (1 mo. USD LIBOR + 0.780%)	4.366%	1/25/45	944,667	860,765	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	2.371%	2/25/46	377,814	330,166	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $183,743,338)				160,676,139

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	39

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - 10.1%
Aegis Asset Backed Securities Trust, 2005-2 M3 (1 mo. USD LIBOR + 0.720%)	4.306%	6/25/35	1,041,945	$966,874	(e)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	6.764%	1/17/32	1,450,000	1,305,220	(a)(e)
American Money Management Corp. CLO Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	9.889%	4/17/29	800,000	710,660	(a)(e)
Apidos CLO, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	5.159%	4/15/31	250,000	244,228	(a)(e)
Apidos CLO, 2015-22A DR (3 mo. USD LIBOR + 6.750%)	10.993%	4/20/31	1,000,000	842,682	(a)(e)
Ares CLO Ltd., 2014-32RA C (3 mo. USD LIBOR + 2.900%)	5.805%	5/15/30	1,000,000	858,124	(a)(e)
Ares CLO Ltd., 2017-44A CR (3 mo. USD LIBOR + 3.400%)	7.479%	4/15/34	2,750,000	2,459,757	(a)(e)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,139,495	(a)
Barings CLO Ltd., 2016-2A ER2 (3 mo. USD LIBOR + 6.500%)	10.743%	1/20/32	500,000	418,910	(a)(e)
Barings CLO Ltd., 2020-4A E (3 mo. USD LIBOR + 5.680%)	9.923%	1/20/32	1,500,000	1,242,949	(a)(e)
Battalion CLO Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	7.975%	4/24/34	2,150,000	1,901,820	(a)(e)
Benefit Street Partners CLO Ltd., 2014-IVA CRRR (3 mo. USD LIBOR + 3.600%)	7.843%	1/20/32	390,000	349,323	(a)(e)(l)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	583,395	466,933	(a)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	10.774%	8/20/32	400,000	337,299	(a)(e)
BlueMountain CLO Ltd., 2021- 31A E (3 mo. USD LIBOR + 6.530%)	10.757%	4/19/34	1,380,000	1,155,955	(a)(e)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	4.186%	7/25/36	2,640,000	2,222,962	(a)(e)

See Notes to Schedule of Investments.

40	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	11.079%	4/15/29	500,000	$435,214	(a)(e)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.410%)	10.489%	4/15/34	2,370,000	1,796,380	(a)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	7.943%	7/20/31	660,000	568,439	(a)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	10.243%	4/20/29	1,300,000	1,088,886	(a)(e)
CIFC Funding Ltd., 2017-3A C (3 mo. USD LIBOR + 3.650%)	7.893%	7/20/30	2,770,000	2,468,835	(a)(e)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	9.479%	4/17/30	1,500,000	1,193,283	(a)(e)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	7.315%	8/9/24	940,000	920,665	(a)(e)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	944,724	923,609	(a)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	3.632%	2/15/29	294,270	289,877	(e)
Dryden Senior Loan Fund, 2016-43A ER3 (3 mo. USD LIBOR + 6.400%)	10.643%	4/20/34	2,610,000	2,103,658	(a)(e)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. USD LIBOR + 3.400%)	7.594%	7/18/30	750,000	669,410	(a)(e)
Dryden CLO Ltd., 2019-75A ER2 (3 mo. USD LIBOR + 6.600%)	10.679%	4/15/34	1,450,000	1,176,187	(a)(e)
Educational Funding Co. LLC, 2006-1A A3 (3 mo. USD LIBOR + 0.350%)	4.708%	4/25/33	2,340,695	1,731,609	(a)(e)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	4.928%	10/25/33	495,831	464,266	(e)
Flatiron CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 1.962%)	5.825%	4/17/31	1,700,000	1,575,629	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	41

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. USD LIBOR + 7.130%)	11.209%	10/15/34	1,000,000	$853,416	(a)(e)
Golub Capital Partners CLO Ltd., 2021-53A E (3 mo. USD LIBOR + 6.700%)	10.943%	7/20/34	1,630,000	1,369,019	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	9.029%	4/15/31	1,820,000	1,459,303	(a)(e)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	7.774%	4/17/34	1,520,000	1,353,452	(a)(e)
Halsey Point CLO Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	11.943%	1/20/33	350,000	304,002	(a)(e)
Halsey Point CLO Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	12.443%	1/20/33	290,000	227,892	(a)(e)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	2,451,936	324,629	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	4.531%	12/25/35	1,190,000	1,090,802	(e)
Jay Park CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 5.200%)	9.443%	10/20/27	2,230,000	1,920,952	(a)(e)
KKR CLO Ltd., 17 ER (3 mo. USD LIBOR + 7.390%)	11.469%	4/15/34	2,270,000	1,934,994	(a)(e)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. USD LIBOR + 1.275%)	4.861%	2/25/35	1,946,752	1,900,549	(e)
Madison Park Funding Ltd., 2019-35A ER (3 mo. USD LIBOR + 6.100%)	10.343%	4/20/32	1,600,000	1,376,045	(a)(e)
Marathon CLO Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	7.543%	1/20/33	460,000	446,292	(a)(e)
Marble Point CLO Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	7.773%	1/20/32	1,400,000	1,189,173	(a)(e)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. USD LIBOR + 1.150%)	4.736%	8/25/37	1,821,579	1,497,346	(e)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	2,500,000	2,293,513	(a)

See Notes to Schedule of Investments.

42	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	6.893%	1/20/31	700,000	$603,349	(a)(e)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. USD LIBOR + 0.825%)	4.411%	12/25/33	1,792,655	1,725,104	(e)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. USD LIBOR + 0.810%)	4.396%	4/25/34	1,987,957	1,892,204	(e)
Mountain View CLO Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	7.199%	7/15/31	1,000,000	862,052	(a)(e)
MVW LLC, 2021-1WA D	3.170%	1/22/41	773,446	673,443	(a)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. USD LIBOR + 0.380%)	3.966%	3/26/35	1,400,000	1,123,812	(e)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. USD LIBOR + 0.500%)	4.086%	7/27/37	3,000,000	2,225,522	(e)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	3.876%	1/25/33	652,337	610,768	(e)
Navient Private Education Refi Loan Trust, 2020-GA B	2.500%	9/16/69	960,000	704,086	(a)
Neuberger Berman CLO Ltd., 2014-18A DR2 (3 mo. USD LIBOR + 5.920%)	10.198%	10/21/30	1,000,000	813,258	(a)(e)
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A E (3 mo. USD LIBOR + 6.000%)	10.079%	10/16/34	1,990,000	1,704,146	(a)(e)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	8.125%	4/22/30	500,000	434,745	(a)(e)
Ocean Trails CLO, 2020-10A ER (3 mo. USD LIBOR + 7.570%)	11.649%	10/15/34	2,320,000	1,969,803	(a)(e)
Ocean Trails CLO, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	7.391%	10/13/31	1,770,000	1,509,093	(a)(e)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	4.516%	8/25/35	1,050,000	819,276	(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	43

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Origen Manufactured Housing Contract Trust, 2006-A A2	4.231%	10/15/37	297,581	$307,833	(e)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	8.450%	4/15/31	2,550,000	2,537,837	(a)(e)(m)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	6.243%	7/20/29	1,000,000	941,446	(a)(e)
Peace Park CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.000%)	10.243%	10/20/34	1,640,000	1,400,834	(a)(e)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	1,238,694	852,086
Pulsar Funding LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	9.043%	1/20/33	2,500,000	2,182,019	(a)(e)
RR Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	10.329%	10/15/34	3,090,000	2,546,842	(a)(e)
Saranac CLO Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	6.852%	6/22/30	605,000	532,251	(a)(e)
Sculptor CLO Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	11.493%	7/20/34	1,820,000	1,486,637	(a)(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	494,676	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	1,150,000	1,022,562	(a)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	6.679%	1/15/30	500,000	429,307	(a)(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	3.806%	2/25/36	3,116,941	81,029	(a)(e)
Sunnova Hellios II Issuer LLC, 2019-AA C	5.320%	6/20/46	1,935,125	1,641,591	(a)
Symphony CLO Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	9.279%	4/16/31	250,000	196,740	(a)(e)
Symphony CLO Ltd., 2018-20A E (3 mo. USD LIBOR + 6.290%)	10.369%	1/16/32	2,144,381	1,801,585	(a)(e)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. USD LIBOR + 3.100%)	7.041%	10/13/32	480,000	429,530	(a)(e)

See Notes to Schedule of Investments.

44	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. USD LIBOR + 6.750%)	10.691%	10/13/32	2,830,000	$2,372,327	(a)(e)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	11.129%	4/15/35	1,190,000	995,126	(a)(e)
TSTAT Ltd., 2022-2A C (3 mo. Term SOFR + 4.800%)	7.850%	1/20/31	1,820,000	1,820,000	(a)(e)(m)
Venture CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	9.819%	4/15/27	900,000	711,179	(a)(e)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	10.099%	6/7/30	300,000	250,159	(a)(e)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	11.193%	4/20/34	2,750,000	2,352,040	(a)(e)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	3.756%	7/25/47	4,677,809	3,426,686	(e)
Whitehorse Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	7.729%	10/15/31	790,000	703,040	(a)(e)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	8.279%	7/15/33	1,810,000	1,598,730	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $125,991,103)				107,355,270

			FACE AMOUNT†
SOVEREIGN BONDS - 4.4%
Angola - 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000	623,615	(a)

Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374	11,077

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	45

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	733,878	$156,519
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	420,422	83,968
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	2,039,000	1,766,630	(c)
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	8,133,871	2,479,989	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	710,000	543,150	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	637,561	395,415	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	330,000	204,666	(c)

Total Argentina				5,641,414

Bahamas - 0.1%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	720,000	656,228	(a)

Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	1,300,000	1,139,950	(a)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	1,900,000	1,597,984	(a)

Total Dominican Republic				2,737,934

Gabon - 0.1%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	2,260,000	1,588,893	(a)

See Notes to Schedule of Investments.

46	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,020,000		$378,629	(c)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	690,000		197,512	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	1,560,000		459,584	(a)

Total Ghana					1,035,725

Indonesia - 2.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,130,000		2,874,644
Indonesia Treasury Bond	7.000%	5/15/27	258,846,000,000	IDR	16,448,317
Indonesia Treasury Bond	6.500%	2/15/31	16,863,000,000	IDR	1,011,110
Indonesia Treasury Bond	8.375%	3/15/34	43,786,000,000	IDR	2,968,296

Total Indonesia					23,302,367

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	170,000	EUR	118,477	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	1,128,501		1,001,923	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	940,000		737,849	(c)

Total Ivory Coast					1,858,249

Jordan - 0.2%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	2,740,000		2,655,745	(a)

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	1,410,000		1,445,133	(c)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	47

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mexico - 0.1%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	710,000	$551,415
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,240,000	945,359

Total Mexico				1,496,774

Panama - 0.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	2,560,000	1,687,817

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,200,000	949,368

Qatar - 0.1%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	920,000	821,812	(a)

TOTAL SOVEREIGN BONDS (Cost - $58,448,574)				46,501,074

			SHARES
CONVERTIBLE PREFERRED STOCKS - 1.0%
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
MPLX LP (Cost - $10,149,611)	8.462%		302,326	10,883,736	(f)(g)

			FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.6%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	440,000	391,875

Interactive Media & Services - 0.0%††
Liberty TripAdvisor Holdings Inc., Senior Notes	0.500%	6/30/51	320,000	227,360	(a)

Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,620,000	1,818,280

TOTAL COMMUNICATION SERVICES				2,437,515

See Notes to Schedule of Investments.

48	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	2,650,000	$1,684,075

FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	1,550,000	1,519,000

INDUSTRIALS - 0.0%††
Airlines - 0.0%††
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	260,000	215,930

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $7,244,059)				5,856,520

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B Riley Financial Inc.	5.250%		29,825	506,130
B Riley Financial Inc.	5.500%		32,400	689,472

TOTAL PREFERRED STOCKS (Cost - $1,555,625)				1,195,602

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
90-Day Eurodollar Futures, Call @ $99.00	12/18/23	24	60,000	2,700
E-mini S&P 500 Index Futures, Put @ $3,400.00	11/18/22	156	30,201,444	30,030
E-mini S&P 500 Index Futures, Put @ $3,500.00	11/18/22	68	13,164,732	24,650
E-mini S&P 500 Index Futures, Put @ $3,500.00	12/16/22	162	31,363,038	249,075
E-mini S&P 500 Index Futures, Put @ $3,600.00	2/17/23	118	22,844,682	575,250

TOTAL PURCHASED OPTIONS (Cost - $2,213,808)				881,705

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	49

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 0.1%
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	8/1/30	1,992	$1,995
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	11/1/31	222	230

Total FHLMC				2,225

FNMA - 0.1%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-4/1/31	2,602	2,686
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	300,000	235,100
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	582,274	474,459	(e)

Total FNMA				712,245

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $890,361)				714,470

			SHARES/UNITS
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			44,473	394,476

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	0	*(f)(g)(n)

TOTAL COMMON STOCKS (Cost - $515,340)				394,476

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares
(Cost - $51,650)		5/28/28	53,943	11,867	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,168,467,000)				1,012,237,590

See Notes to Schedule of Investments.

50	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $8,481,472)	2.996%	8,481,472	$8,481,472	(l)(o)

TOTAL INVESTMENTS - 96.2% (Cost - $1,176,948,472)			1,020,719,062
Other Assets in Excess of Liabilities - 3.8%			39,826,031

TOTAL NET ASSETS - 100.0%			$1,060,545,093

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of October 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2022, the total market value of investments in Affiliated Companies was $8,830,795 and the cost was $8,871,472 (Note 2).

(m)	Securities traded on a when-issued or delayed delivery basis.

(n)	Value is less than $1.

(o)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	51

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At October 31, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$96.50	238	$595,000	$(4,462)
E-mini S&P 500 Index Futures, Put	12/16/22	3,000.00	63	12,196,737	(14,175)
E-mini S&P 500 Index Futures, Put	2/17/23	3,300.00	118	22,844,682	(268,450)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $514,982)					$(287,087)

At October 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	16	9/23	$3,862,033	$3,804,200	$(57,833)
90-Day Eurodollar	649	12/22	158,834,475	153,959,025	(4,875,450)
90-Day Eurodollar	1,703	12/23	414,411,239	405,314,000	(9,097,239)
Australian 10-Year Bonds	91	12/22	7,004,981	6,896,596	(108,385)
U.S. Treasury 2-Year Notes	1,663	12/22	347,040,903	339,888,616	(7,152,287)
U.S. Treasury 10-Year Notes	1,038	12/22	115,200,908	114,796,313	(404,595)
U.S. Treasury Ultra 10-Year Notes	265	12/22	32,898,701	30,735,861	(2,162,840)

See Notes to Schedule of Investments.

52	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Ultra Long-Term Bonds	997	12/22	$146,088,619	$127,273,281	$(18,815,338)
United Kingdom Long Gilt Bonds	121	12/22	15,289,215	14,171,845	(1,117,370)

					(43,791,337)

Contracts to Sell:
Euro-Bobl	19	12/22	2,295,909	2,247,013	48,896
Euro-Buxl	2	12/22	316,969	285,051	31,918
U.S. Treasury 5-Year Notes	189	12/22	20,534,494	20,146,219	388,275
U.S. Treasury Long-Term Bonds	198	12/22	26,874,251	23,859,000	3,015,251

					3,484,340

Net unrealized depreciation on open futures contracts					$(40,306,997)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation
SOFR	— Secured Overnight Financing Rate

At October 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,852,452	MXN	98,863,854	Bank of America N.A.	1/18/23	$(66,258)
AUD	8,290,000	USD	5,214,534	Goldman Sachs Group Inc.	1/18/23	102,535
USD	4,520,360	GBP	3,950,000	Goldman Sachs Group Inc.	1/18/23	(22,092)
USD	25,850,245	GBP	22,462,360	Goldman Sachs Group Inc.	1/18/23	18,806
USD	4,122,044	JPY	599,860,000	Goldman Sachs Group Inc.	1/18/23	44,834
JPY	2,274,006,999	USD	15,881,878	JPMorgan Chase & Co.	1/18/23	(425,599)
USD	557,594	BRL	2,980,896	JPMorgan Chase & Co.	1/18/23	(9,848)
USD	28,234	CNY	200,000	JPMorgan Chase & Co.	1/18/23	673
USD	131,893	CNY	940,000	JPMorgan Chase & Co.	1/18/23	2,354
USD	244,502	CNY	1,740,000	JPMorgan Chase & Co.	1/18/23	4,717
USD	1,221,148	CNY	8,650,000	JPMorgan Chase & Co.	1/18/23	29,111
USD	7,367,979	IDR	112,612,192,322	JPMorgan Chase & Co.	1/18/23	161,758
USD	12,457,593	IDR	190,040,580,000	JPMorgan Chase & Co.	1/18/23	296,615
USD	685,981	JPY	100,010,000	JPMorgan Chase & Co.	1/18/23	6,219
USD	4,325,072	MXN	88,217,199	JPMorgan Chase & Co.	1/18/23	(63,942)
USD	65,677	NZD	115,641	JPMorgan Chase & Co.	1/18/23	(1,640)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	53

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,719,386	USD	8,862,724	Morgan Stanley & Co. Inc.	1/18/23	$(63,336)
CAD	25,326,830	USD	18,546,709	Morgan Stanley & Co. Inc.	1/18/23	64,033
EUR	2,510,000	USD	2,476,476	Morgan Stanley & Co. Inc.	1/18/23	20,670
GBP	10,695,652	USD	11,920,625	Morgan Stanley & Co. Inc.	1/18/23	379,244
MXN	210,358,680	USD	10,350,616	Morgan Stanley & Co. Inc.	1/18/23	115,225
NOK	168,293,859	USD	15,730,309	Morgan Stanley & Co. Inc.	1/18/23	502,926
USD	1,057,093	CAD	1,448,820	Morgan Stanley & Co. Inc.	1/18/23	(7,534)
USD	1,564,150	CAD	2,154,100	Morgan Stanley & Co. Inc.	1/18/23	(18,733)
USD	2,554,680	CAD	3,507,090	Morgan Stanley & Co. Inc.	1/18/23	(22,411)
USD	15,505,031	EUR	15,431,884	Morgan Stanley & Co. Inc.	1/18/23	152,171

Total						$1,200,498

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar

At October 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
3,760,000		11/18/23	3.970%**	CPURNSA**	$(33,103)	$165,657
3,760,000		11/18/26	CPURNSA**	3.370%**	69,827	(179,117)
16,706,000		6/30/29	3.850% annually	Daily SOFR Compound annually	20,939	48,442
113,420,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	32,820	(557,856)

See Notes to Schedule of Investments.

54	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	$69,763	$(995,778)
	14,949,000		8/15/47	2.650% annually	Daily SOFR Compound annually	174,399	2,117,861
	4,367,000		2/15/48	2.510% annually	Daily SOFR Compound annually	79,378	687,837
	5,489,000		2/15/48	2.620% annually	Daily SOFR Compound annually	(1,075)	867,087
	5,700,000		2/15/48	3.050% annually	Daily SOFR Compound annually	175,710	304,081

Total						$588,658	$2,458,214

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Netflix Inc., 4.875%, due 6/15/30)	1,835,000		6/20/26	1.082%	5.000% quarterly	$237,738	$286,717	$(48,979)
Morgan Stanley & Co. Inc. (Netflix Inc., 4.875%, due 6/15/30)	3,670,000		6/20/26	1.082%	5.000% quarterly	475,477	570,667	(95,190)
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%, due 1/16/23)	1,790,000	EUR	12/20/24	1.130%	1.000% quarterly	(4,769)	9,209	(13,978)

Total						$708,446	$866,593	$(158,147)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	55

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	1,790,000	EUR	12/20/24	0.615%	1.000% quarterly	$(14,200)	$(17,570)	$3,370

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Ford Motor Co., 4.346%, due 12/8/26	$5,930,000	6/20/26	3.195%	5.000% quarterly	$334,649	$625,884	$(291,235)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
General Motors Co., 4.875%, due 10/2/23	$5,930,000	6/20/26	1.761%	5.000% quarterly	$(625,104)	$(841,220)	$216,116
Paramount Global, 4.750%, due 5/15/25	2,775,000	6/20/26	1.577%	1.000% quarterly	52,506	(30,279)	82,785
Walt Disney Co., 3.700%,due 9/15/24	2,775,000	6/20/26	0.512%	1.000% quarterly	(45,444)	(59,673)	14,229

Total	$11,480,000				$(618,042)	$(931,172)	$313,130

See Notes to Schedule of Investments.

56	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.39 Index	$6,015,000	12/20/27	5.000% quarterly	$45,665	$242,060	$(196,395)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	57

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
EUR	— Euro
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

58	Western Asset Income Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

59

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

60

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$60,192,593	$822,054		$61,014,647
Other Corporate Bonds & Notes	—	348,892,891	—		348,892,891
Senior Loans:
Consumer Discretionary	—	43,858,751	12,078,572		55,937,323
Consumer Staples	—	9,785,394	210,275		9,995,669
Financials	—	28,421,471	12,575,442		40,996,913
Health Care	—	41,853,685	1,105,700		42,959,385
Industrials	—	51,524,928	7,141,424		58,666,352
Information Technology	—	36,277,015	2,124,511		38,401,526
Materials	—	2,614,338	1,191,928		3,806,266
Other Senior Loans	—	17,095,759	—		17,095,759
Collateralized Mortgage Obligations	—	160,676,139	—		160,676,139
Asset-Backed Securities	—	107,355,270	—		107,355,270
Sovereign Bonds	—	46,501,074	—		46,501,074
Convertible Preferred Stocks	—	—	10,883,736		10,883,736
Convertible Bonds & Notes	—	5,856,520	—		5,856,520
Preferred Stocks	$1,195,602	—	—		1,195,602
Purchased Options	881,705	—	—		881,705
Mortgage-Backed Securities	—	714,470	—		714,470
Common Stocks:
Energy	394,476	—	—		394,476
Materials	—	—	0	*	0	*
Warrants	11,867	—	—		11,867

Total Long-Term Investments	2,483,650	961,620,298	48,133,642		1,012,237,590

Short-Term Investments†	8,481,472	—	—		8,481,472

Total Investments	$10,965,122	$961,620,298	$48,133,642		$1,020,719,062

61

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$3,484,340	—	—	$3,484,340
Forward Foreign Currency Contracts††	—	$1,901,891	—	1,901,891
Centrally Cleared Interest Rate Swaps††	—	4,190,965	—	4,190,965
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	713,215	—	713,215
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	313,130	—	313,130

Total Other Financial Instruments	$3,484,340	$7,119,201	—	$10,603,541

Total	$14,449,462	$968,739,499	$48,133,642	$1,031,322,603

62

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$287,087	—	—	$287,087
Futures Contracts††	43,791,337	—	—	43,791,337
Forward Foreign Currency Contracts††	—	$701,393	—	701,393
Centrally Cleared Interest Rate Swaps††	—	1,732,751	—	1,732,751
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	4,769	—	4,769
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	14,200	—	14,200
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	291,235	—	291,235
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	196,395	—	196,395

Total	$44,078,424	$2,940,743	—	$47,019,167

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2022	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$992,083	—	—	$(170,029)	—
Senior Loans:
Consumer
Discretionary	8,510,314	$4,330	$2,439	(212,176)	—
Consumer Staples	3,454,700	767	(24,824)	36,120	—
Financials	14,842,860	8,111	(342,948)	132,930	—

63

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities	Balance as of July 31, 2022		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Health Care	$1,126,431		$(2,445)	$109	$(12,093)	$1,327
Industrials	8,771,524		4,310	312	(124,887)	19,162
Information Technology	6,723,384		2,280	(314,570)	329,055	—
Materials	1,213,277		—	—	(66,258)	44,909
Convertible Preferred Stocks:
Energy	11,337,225		—	—	(453,489)	—
Common Stocks:
Materials	0	*	—	—	—	—

Total	$56,971,798		$17,353	$(679,482)	$(540,827)	$65,398

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of October 31, 2022		Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2022[1]
Corporate Bonds & Notes:
Financials	—	—	—	$822,054		$(170,029)
Senior Loans:
Consumer Discretionary	$(148,963)	$4,458,385	$(535,757)	12,078,572		(215,567)
Consumer Staples	(1,054,575)	210,275	(2,412,188)	210,275		—
Financials	(2,065,511)	—	—	12,575,442		(17,616)
Health Care	(7,629)	—	—	1,105,700		(12,093)
Industrials	(37,644)	1,445,625	(2,936,978)	7,141,424		(77,227)
Information Technology	(4,610,710)	1,474,189	(1,479,117)	2,124,511		49
Materials	—	—	—	1,191,928		(66,258)
Convertible Preferred Stocks:
Energy	—	—	—	10,883,736		(453,489)
Common Stocks:
Materials	—	—	—	0	*	—

Total	$(7,925,032)	$7,588,474	$(7,364,040)	$48,133,642		$(1,012,230)

64

Notes to Schedule of Investments (unaudited) (continued)

*	Amount represents less than $1.

1

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

3	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended October 31, 2022. The following transactions were effected in such companies for the period ended October 31, 2022.

	Affiliate Value at July 31, 2022	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	$359,055	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	10,654,632	$65,650,526	65,650,526	$67,823,686	67,823,686

	$11,013,687	$65,650,526		$67,823,686

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2022
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	—	$6,488	$(9,732)	$349,323
Western Asset Premier Institutional Government Reserves, Premium Shares	—	46,692	—	8,481,472

	—	$53,180	$(9,732)	$8,830,795

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